Cover	Aug. 26, 2021
Entity Addresses [Line Items]
Document Type	S-11
Amendment Flag	false
Entity Registrant Name	Presidio Property Trust, Inc.
Entity Central Index Key	0001080657
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(760)
Local Phone Number	471-8536
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Aug. 26, 2021
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123